Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of major customers

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	%	%	%	%
BMY	23	73	25	70
Merck KGaA, Darmstadt, Germany	24	—	19	—
Sanofi	53	27	46	29
Others	—	—	10	1
	100	100	100	100

Schedule of products and services

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Service fees	—	—	—	104
Licensing fees - upfront payments and research funding	4,419	3,006	9,709	8,663
Total Revenue	4,419	3,006	9,709	8,767